U.S. SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.

                       FORM 24F-2
            Annual Notice of Securities Sold
                 Pursuant to Rule 24f2


1.   Name and address of Issuer:

     AMERICAN FIDELITY VARIABLE ANNUITY FUND A
     2000 Classen Boulevard, Oklahoma City, Oklahoma 73106-6092

2.   Name of each series of funds for which this notice is filed:

     Variable Annuity Units

3.   Investment Company Act File Number:

     Registration Statement No. N.2-30771
     Securities Act No. 811-1764

4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                             [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:
                                             N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                             -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                             -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

                                             $15,914,162

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

                                             $15,914,162

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                                     -0-

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

                                             $15,914,162

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                             +     -0-

     (iii) Aggregate price of shares redeemed or repurchased during fiscal year (if applicable):

                                             -  9,709,707

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                             +     -0-

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), less line
     (iii), plus line (iv)] (if applicable):

                                             6,204,455

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
     Instruction C.6):

                                             x 1/33th of 1%

     (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:

                                             $1,881.00

13.  Check box if fees are being remitted to the Commissioner's lockbox depository as described in section 3a of the
     Commission's Rules of Informal and Other Procedures (17CFR
     202.3a)                                 [X]

     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository: February 24, 1997

                            Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                              By  DANIEL D. ADAMS, JR.
                                  Daniel D. Adams, Jr., Secretary

Date: February 25, 1997